Prepayments and Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER ASSETS
6.	PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Current portion:
Contract assets (i)	1,509,586	1,591,152	249,686
VAT prepayments	805,360	711,114	111,589
Prepaid licensed copyrights	378,025	152,596	23,946
Receivables from online payment agencies	304,353	324,327	50,894
Advances to suppliers	213,686	219,605	34,461
Prepaid expenses	58,150	61,594	9,665
Deposits and prepaid rental fees	57,829	21,485	3,371
Others (ii)	188,866	184,650	28,977
	3,515,855	3,266,523	512,589

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	2,036,411	2,193,285	344,174
Licensed copyrights prepaid assets (iii)	474,073	571,518	89,684
Deposits and prepaid rental fees	154,627	46,635	7,318
Others	34,312	94,252	14,790
	2,699,423	2,905,690	455,966
(i)

The allowance for credit losses on contract assets was RMB9,275 and RMB14,721 (US$2,310) as of December 31, 2020 and 2021, respectively. The reversals charged against the allowance were RMB14,253, RMB9,310 and the provision charged against the allowance were RMB5,446 (US$855) for the years ended December 31, 2019, 2020 and 2021, respectively. Cumulative effect of adopting ASU 2016-13 on the opening balance of contract assets was RMB11,360. No write-offs were charged against the allowance for the years ended December 31, 2019, 2020 and 2021, respectively.

(ii)

The allowance for credit losses on other current assets were RMB73,688 and RMB93,217 (US$14,628) as of December 31, 2020 and 2021, respectively. The provision charged against the allowance were nil, RMB73,688, and RMB19,529 (US$3,065) for the years ended December 31, 2019, 2020 and 2021, respectively. No reversal and write-offs were charged against the allowance for the years ended December 31, 2019, 2020 and 2021, respectively.

(iii)

Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.